FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01608


                           FRANKLIN HIGH INCOME TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period: 8/31/09
                          -------


ITEM 1. SCHEDULE OF INVESTMENTS.



FRANKLIN HIGH INCOME TRUST

Quarterly Statement of Investments
August 31, 2009
-------------------------------------------------------------------------------

Contents

Franklin High Income Fund...............................................
Notes to Statements of Investments......................................



                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments |

                       This page intentionally left blank.

Franklin High Income Trust

Franklin High Income Fund
STATEMENT OF INVESTMENTS, AUGUST 31, 2009 (UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                  COUNTRY         AMOUNT(a)          VALUE
                                                                              --------------   --------------   ---------------
(b)       SENIOR FLOATING RATE INTERESTS 1.8%
          CONSUMER SERVICES 0.2%
          OSI Restaurant Partners LLC (Outback),
             Pre-Funded Revolving Credit, 0.449% - 2.563%, 6/14/13             United States   $      600,957   $       479,889
             Term Loan B, 2.563%, 6/14/14                                      United States        7,081,981         5,655,260
                                                                                                                ---------------
                                                                                                                      6,135,149
                                                                                                                ---------------
          MATERIALS 0.7%
          Novelis Corp., U.S. Term Loan, 2.27% - 2.60%, 7/07/14                United States       20,743,742        18,959,780
                                                                                                                ---------------
          MEDIA 0.3%
          Univision Communications Inc., Initial Term Loan, 2.511%, 9/29/14    United States       10,000,000         7,903,570
                                                                                                                ---------------
          UTILITIES 0.6%
          Dynegy Holdings Inc.,
             Term L/C Facility, 4.02%, 4/02/13                                 United States       13,861,332        13,414,305
             Term Loan B, 4.02%, 4/02/13                                       United States        1,121,545         1,085,375
                                                                                                                ---------------
                                                                                                                     14,499,680
                                                                                                                ---------------
          TOTAL SENIOR FLOATING RATE INTERESTS (COST $48,997,989)                                                    47,498,179
                                                                                                                ---------------
          Corporate Bonds 93.1%
          AUTOMOBILES & COMPONENTS 2.8%
          Ford Motor Credit Co. LLC, senior note,
             9.75%, 9/15/10                                                    United States       20,000,000        20,198,520
             9.875%, 8/10/11                                                   United States       35,000,000        34,825,000
             7.50%, 8/10/12                                                    United States        4,000,000         3,684,932
(c)       TRW Automotive Inc., senior note, 144A,
             7.00%, 3/15/14                                                    United States        5,000,000         4,375,000
             7.25%, 3/15/17                                                    United States       17,000,000        14,365,000
                                                                                                                ---------------
                                                                                                                     77,448,452
                                                                                                                ---------------
          BANKS 0.7%
(d)       Wells Fargo Capital XIII, pfd., 7.70%, Perpetual                     United States       15,000,000        13,125,000
(d)       Wells Fargo Capital XV, pfd., 9.75%, Perpetual                       United States        5,000,000         5,100,000
                                                                                                                ---------------
                                                                                                                     18,225,000
                                                                                                                ---------------
          CAPITAL GOODS 4.2%
(c)       Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15       United States       25,000,000        22,625,000
          Case New Holland Inc., senior note,
             7.125%, 3/01/14                                                   United States       25,000,000        24,000,000
(c)          144A, 7.75%, 9/01/13                                              United States        5,000,000         4,950,000
          L-3 Communications Corp., senior sub. note, 6.125%, 1/15/14          United States       15,000,000        14,400,000
          RBS Global & Rexnord Corp.,
             senior note, 9.50%, 8/01/14                                       United States       18,000,000        16,650,000
             senior sub. note, 11.75%, 8/01/16                                 United States        9,100,000         7,689,500
          RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14              United States       26,000,000        23,400,000
                                                                                                                ---------------
                                                                                                                    113,714,500
                                                                                                                ---------------
          COMMERCIAL & PROFESSIONAL SERVICES 2.7%
          Allied Waste North America Inc., senior note, 7.875%, 4/15/13        United States       10,000,000        10,358,080
          ARAMARK Corp., senior note, 8.50%, 2/01/15                           United States       25,000,000        24,375,000
(c)       Clean Harbors Inc., senior secured note, 144A, 7.625%, 8/15/16       United States        6,250,000         6,296,875
(e, f)    Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05        United States        9,053,899               905
          Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18                 United States        8,550,000         8,753,063
          JohnsonDiversey Holdings Inc., senior disc, note, 10.67%, 5/15/13    United States       25,000,000        23,500,000
(e, f)    Safety Kleen Services, senior sub. note, 9.25%, 6/01/08              United States       10,000,000            50,000
                                                                                                                ---------------
                                                                                                                     73,333,923
                                                                                                                ---------------
          CONSUMER DURABLES & APPAREL 2.5%
          Jarden Corp., senior sub. note, 7.50%, 5/01/17                       United States       26,000,000        25,155,000
          Jostens IH Corp., senior sub. note, 7.625%, 10/01/12                 United States       25,000,000        25,250,000
          KB Home, senior note, 6.25%, 6/15/15                                 United States       20,000,000        18,300,000
                                                                                                                ---------------
                                                                                                                     68,705,000
                                                                                                                ---------------

                     See Notes to Statements of Investments

                       Quarterly Statement of Investments

Franklin High Income Trust

Franklin High Income Fund
STATEMENT OF INVESTMENTS, AUGUST 31, 2009 (UNAUDITED) (CONTINUED)

          CONSUMER SERVICES 7.0%
          Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14                  United States   $   10,000,000   $     8,762,500
(c, e)    Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15                       United States       20,000,000           800,000
(c)       Harrah's Operating Escrow, senior secured note, 144A, 11.25%,
             6/01/17                                                           United States       30,000,000        30,675,000
          Host Hotels & Resorts LP, senior note,
             K, 7.125%, 11/01/13                                               United States       19,175,000        18,647,687
             M, 7.00%, 8/15/12                                                 United States        7,100,000         7,029,000
             Q, 6.75%, 6/01/16                                                 United States        5,000,000         4,675,000
          MGM MIRAGE, senior note,
             6.625%, 7/15/15                                                   United States       45,000,000        32,512,500
             6.875%, 4/01/16                                                   United States       10,000,000         7,200,000
          Pinnacle Entertainment Inc.,
(c)          seniornote, 144A, 8.625%, 8/01/17                                 United States       16,800,000        16,632,000
             senior sub. note, 8.25%, 3/15/12                                  United States        3,876,000         3,895,380
             senior sub. note, 7.50%, 6/15/15                                  United States        5,900,000         5,162,500
          Royal Caribbean Cruises Ltd.,
             senior deb., 7.25%, 3/15/18                                       United States       17,000,000        13,345,000
             senior note, 6.875%, 12/01/13                                     United States       10,000,000         8,700,000
             senior note, 11.875%, 7/15/15                                     United States        3,000,000         3,150,000
          Starwood Hotels & Resorts Worldwide Inc., senior note, 6.75%,
             5/15/18                                                           United States       15,000,000        13,650,000
(e)       Station Casinos Inc.,
             senior note, 6.00%, 4/01/12                                       United States        9,300,000         2,987,625
             senior note, 7.75%, 8/15/16                                       United States        8,200,000         2,593,250
             senior sub. note, 6.50%, 2/01/14                                  United States        3,400,000           136,000
             senior sub. note, 6.875%, 3/01/16                                 United States        8,400,000           336,000
          Universal City Development, senior note, 11.75%, 4/01/10             United States       10,000,000        10,000,000
                                                                                                                ---------------
                                                                                                                    190,889,442
                                                                                                                ---------------
          DIVERSIFIED FINANCIALS 4.0%
          Citigroup Inc.,
             senior note, 6.375%, 8/12/14                                      United States        5,000,000         5,061,520
             senior note, 8.125%, 7/15/39                                      United States        5,000,000         5,218,358
             sub. note, 5.00%, 9/15/14                                         United States       15,000,000        13,758,060
(c)       GMAC LLC, senior note, 144A, 6.875%, 9/15/11                         United States       45,000,000        41,962,500
(d)       JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual          United States       25,000,000        23,897,575
(e)       Lehman Brothers Holdings Inc., senior note,
             6.20%, 9/26/14                                                    United States       17,000,000         3,060,000
             7.00%, 9/27/27                                                    United States        8,000,000         1,440,000
          Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17                United States       15,000,000        14,942,173
                                                                                                                ---------------
                                                                                                                    109,340,186
                                                                                                                ---------------
          ENERGY 14.3%
(c)       Arch Coal Inc., senior note, 144A, 8.75%, 8/01/16                    United States        4,500,000         4,522,500
          Atlas Pipeline Partners LP, senior note,
             8.125%, 12/15/15                                                  United States       14,000,000        11,550,000
             8.75%, 6/15/18                                                    United States       11,000,000         9,020,000
          Berry Petroleum Co., senior note, 10.25%, 6/01/14                    United States       15,500,000        16,255,625
          Chesapeake Energy Corp., senior note,
             9.50%, 2/15/15                                                    United States        5,000,000         5,125,000
             6.625%, 1/15/16                                                   United States       10,000,000         9,137,500
             6.25%, 1/15/18                                                    United States       27,600,000        24,150,000
          Compagnie Generale de Geophysique-Veritas, senior note,
             7.50%, 5/15/15                                                       France           15,000,000        14,325,000
(c)          144A, 9.50%, 5/15/16                                                 France            5,600,000         5,887,672
          El Paso Corp., senior note,
             12.00%, 12/12/13                                                  United States       10,000,000        11,400,000
             6.875%, 6/15/14                                                   United States       15,000,000        14,707,455
             7.00%, 6/15/17                                                    United States        5,000,000         4,724,005
(b)       Enterprise Products Operating LLP, junior sub. note, FRN,
             7.034%, 1/15/68                                                   United States       25,000,000        20,530,425
          Mariner Energy Inc., senior note, 7.50%, 4/15/13                     United States       27,000,000        25,650,000
          MarkWest Energy Partners LP, senior note, 8.75%, 4/15/18             United States       25,000,000        23,875,000
          Peabody Energy Corp., senior note,
             7.375%, 11/01/16                                                  United States        6,900,000         6,934,500

Franklin High Income Trust

Franklin High Income Fund
STATEMENT OF INVESTMENTS, AUGUST 31, 2009 (UNAUDITED) (CONTINUED)

             B, 6.875%, 3/15/13                                                United States   $   15,000,000    $   15,075,000
(c)       Petrohawk Energy Corp., senior note, 144A, 10.50%, 8/01/14           United States       21,550,000        23,166,250
(c)       Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14             Switzerland        22,000,000        20,130,000
          Plains Exploration & Production Co., senior note,
             10.00%, 3/01/16                                                   United States        3,000,000         3,195,000
             7.625%, 6/01/18                                                   United States       27,000,000        25,650,000
          Quicksilver Resources Inc., senior note,
             8.25%, 8/01/15                                                    United States       20,000,000        18,900,000
             11.75%, 1/01/16                                                   United States        2,600,000         2,769,000
             9.125%, 8/15/19                                                   United States        5,000,000         4,900,000
(c)       SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18             United States       25,000,000        22,750,000
          Tesoro Corp., senior note, 6.50%, 6/01/17                            United States       25,000,000        22,125,000
          The Williams Cos. Inc., senior note,
              7.875%, 9/01/21                                                  United States       15,000,000        16,271,955
              8.75%, 3/15/32                                                   United States        5,000,000         5,641,890
                                                                                                                ---------------
                                                                                                                    388,368,777
                                                                                                                ---------------
          FOOD & STAPLES RETAILING 1.4%
(c)       Rite Aid Corp., senior secured note, 144A, 9.75%, 6/12/16            United States       14,700,000        15,618,750
          SUPERVALU Inc., senior note, 8.00%, 5/01/16                          United States       24,000,000        23,730,000
                                                                                                                ---------------
                                                                                                                     39,348,750
                                                                                                                ---------------
          FOOD, BEVERAGE & TOBACCO 2.4%
          Dean Foods Inc., senior note, 7.00%, 6/01/16                         United States       10,000,000         9,400,000
(c)       Dole Food Co. Inc, senior note, 144A, 13.875%, 3/15/14               United States       17,300,000        19,808,500
(c)       JBS USA LLC, senior note, 144A, 11.625%, 5/01/14                     United States       23,000,000        24,265,000
          Tyson Foods Inc., senior note, 10.50%, 3/01/14                       United States       10,000,000        11,200,000
                                                                                                                ---------------
                                                                                                                     64,673,500
                                                                                                                ---------------
          HEALTH CARE EQUIPMENT & SERVICES 7.8%
          DaVita Inc., senior sub. note, 7.25%, 3/15/15                        United States       25,000,000        24,250,000
          FMC Finance III SA, senior note, 6.875%, 7/15/17                        Germany          15,000,000        14,250,000
(c)       Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15              Germany          10,000,000        10,900,000
          HCAInc,
             senior note, 6.50%, 2/15/16                                       United States        6,300,000         5,512,500
             senior secured note, 9.125%, 11/15/14                             United States       35,000,000        35,437,500
(c)          senior secured note, 144A, 7.875%, 2/15/20                        United States       15,000,000        14,662,500
(g)          senior secured note, PIK, 9.625%, 11/15/16                        United States       10,518,000        10,649,475
          Tenet Healthcare Corp.,
             senior note, 7.375%, 2/01/13                                      United States        9,600,000         8,880,000
(c)          senior secured note, 144A, 8.875%, 7/01/19                        United States       18,800,000        19,505,000
          United Surgical Partners International Inc., senior sub. note,
            8.875%, 5/01/17                                                    United States        8,500,000         8,032,500
(g)         PIK, 9.25%, 5/01/17                                                United States       12,000,000        10,680,000
(b, g)    US Oncology Holdings Inc., senior note, PIK, FRN, 6.904%,
             3/15/12                                                           United States       27,978,000        23,921,190
          Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
             10/01/14                                                          United States       25,000,000        24,687,500
                                                                                                                ---------------
                                                                                                                    211,368,165
                                                                                                                ---------------
          MATERIALS 10.3%
(c)       Anglo American Capital PLC, senior note, 144A, 9.375%, 4/08/14      United Kingdom       15,000,000        17,116,185
          ArcelorMittal, senior note, 9.85%, 6/01/19                            Luxembourg         20,000,000        22,878,680
          Ball Corp., senior note,
             7.125%, 9/01/16                                                   United States        3,400,000         3,417,000
             7.375%, 9/01/19                                                   United States        3,400,000         3,408,500
(c)       Cellu Tissue Holdings Inc., secured note, 144A, 11.50%, 6/01/14      United States       17,000,000        17,850,000
          Crown Americas Inc., senior note, 7.75%, 11/15/15                    United States       24,600,000        24,477,000
          Freeport-McMoRan Copper & Gold Inc., senior note,
             8.25%, 4/01/15                                                    United States       10,000,000        10,436,590
             8.375%, 4/01/17                                                   United States       15,000,000        15,659,370
          Huntsman International LLC, senior sub. note, 7.875%, 11/15/14       United States       25,000,000        22,375,000
(c)       lneos Group Holdings PLC, senior secured note, 144A, 8.50%,
             2/15/16                                                          United Kingdom       20,000,000         9,300,000
          Ispat Inland ULC, senior secured note, 9.75%, 4/01/14                United States        5,000,000         5,216,050
(c)       MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17               United States       20,000,000        16,900,000
          Nalco Co., senior sub. note, 8.875%, 11/15/13                        United States       25,000,000        25,375,000

Franklin High Income Trust

Franklin High Income Fund
STATEMENT OF INVESTMENTS, AUGUST 31, 2009 (UNAUDITED) (CONTINUED)

          NewPage Corp., senior secured note, 10.00%, 5/01/12                  United States   $   25,000,000    $   13,687,500
          Novelis Inc., senior note,
             7.25%, 2/15/15                                                       Canada            2,000,000         1,630,000
(C)          144A, 11.50%, 2/15/15                                                Canada            3,150,000         3,063,375
          Owens-Brockway Glass Container Inc., senior note, 6.75%,
             12/01/14                                                          United States        5,000,000         4,887,500
          Owens-Illinois Inc., senior note, 7.80%, 5/15/18                     United States       20,000,000        19,800,000
          Solo Cup Co.,
(c)          senior secured note, 144A, 10.50%, 11/01/13                       United States        5,100,000         5,380,500
             senior sub. note, 8.50%, 2/15/14                                  United States       14,000,000        12,915,000
          Teck Resources Ltd., senior secured note,
             10.25%, 5/15/16                                                      Canada           11,400,000        12,654,000
             10.75%, 5/15/19                                                      Canada           10,200,000        11,666,250
                                                                                                                ---------------
                                                                                                                    280,093,500
                                                                                                                ---------------
          MEDIA 10.2%
(e, h)    CanWest Media Inc., senior sub. note, 8.00%, 9/15/12                    Canada           25,000,000        13,687,500
(e, h)    CCH I Holdings LLC, senior note, 13.50%, 1/15/14                     United States       15,500,000           251,875
(e, h)    CCH II LLC, senior note, 10.25%, 9/15/10                             United States       40,000,000        44,650,000
(e, h)    CCO Holdings LLC, senior note, 8.75%, 11/15/13                       United States        5,000,000         5,075,000
          CSC Holdings Inc.,
             senior deb., 7.625%, 7/15/18                                      United States        8,000,000         7,700,000
             senior note, 6.75%, 4/15/12                                       United States        7,750,000         7,827,500
(c)           senior note, 144A, 8.50%, 4/15/14                                United States        4,000,000         4,080,000
(e, h)    Dex Media Inc.,
             senior disc, note, 9.00%, 11/15/13                                United States       18,300,000         3,568,500
             senior note, B, 8.00%, 11/15/13                                   United States       24,000,000         4,680,000
          DIRECTV Holdings LLC, senior note,
             8.375%, 3/15/13                                                   United States        5,000,000         5,150,000
             7.625%, 5/15/16                                                   United States       15,000,000        15,862,500
          EchoStar DBS Corp., senior note,
             6.375%, 10/01/11                                                  United States       10,000,000        10,037,500
             7.75%, 5/31/15                                                    United States        5,000,000         4,925,000
             7.125%, 2/01/16                                                   United States       20,000,000        19,300,000
(e)       ldearc Inc., senior note, 8.00%, 11/15/16                            United States       19,950,000         1,620,937
          Lamar Media Corp., senior sub. note,
             6.625%, 8/15/15                                                   United States       17,800,000        16,020,000
             B, 6.625%, 8/15/15                                                United States       10,000,000         8,800,000
          Liberty Media Corp., senior note, 5.70%, 5/15/13                     United States       25,000,000        23,875,000
          LIN Television Corp., senior sub. note, 6.50%, 5/15/13               United States       20,000,000        16,300,000
          Quebecor Media Inc., senior note, 7.75%, 3/15/16                        Canada           27,500,000        26,056,250
(h)       Radio One Inc., senior sub. note,
             6.375%, 2/15/13                                                   United States        5,000,000         1,675,000
             B, 8.875%, 7/01/11                                                United States       10,000,000         4,425,000
(c)       Univision Communications Inc.,
(g)          senior note, 144A, PIK, 10.50%, 3/15/15                           United States        5,000,000         3,225,000
             senior secured note, 144A, 12.00%, 7/01/14                        United States        5,000,000         5,300,000
(c)       WMG Acquisition Corp., senior secured note, 144A, 9.50%,
             6/15/16                                                           United States       24,000,000        24,960,000
                                                                                                                ---------------
                                                                                                                    279,052,562
                                                                                                                ---------------
          REAL ESTATE 0.2%
          Forest City Enterprises Inc., senior note, 7.625%, 6/01/15           United States        9,575,000         6,056,188
                                                                                                                ---------------
          RETAILING 1.7%
          Dollar General Corp., senior note, 10.625%, 7/15/15                  United States       20,000,000        22,300,000
          Michaels Stores Inc., senior note, 10.00%, 11/01/14                  United States       25,000,000        24,000,000
                                                                                                                ---------------
                                                                                                                     46,300,000
                                                                                                                ---------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
          Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14          United States       15,800,000        10,744,000
                                                                                                                ---------------
          SOFTWARE & SERVICES 1.6%
          First Data Corp., senior note, 9.875%, 9/24/15                       United States       15,000,000        12,900,000
          SunGard Data Systems Inc.,
             senior note, 9.125%, 8/15/13                                      United States       11,100,000        11,044,500

Franklin High Income Trust

Franklin High Income Fund
STATEMENT OF INVESTMENTS, AUGUST 31, 2009 (UNAUDITED) (CONTINUED)

             senior sub. note, 10.25%, 8/15/15                                 United States   $   20,000,000   $    19,900,000
                                                                                                                ---------------
                                                                                                                     43,844,500
                                                                                                                ---------------
          TECHNOLOGY HARDWARE & EQUIPMENT 1.2%
(e)       Nortel Networks Ltd., senior note, 10.75%, 7/15/16                      Canada           20,000,000         9,350,000
          Sanmina-SCI Corp.,
(b, c)       senior note, 144A, FRN, 3.379%, 6/15/14                           United States        5,000,000         4,400,000
             senior sub. note, 6.75%, 3/01/13                                  United States       10,000,000         9,200,000
             senior sub. note, 8.125%, 3/01/16                                 United States       10,000,000         8,675,000
                                                                                                                ---------------
                                                                                                                     31,625,000
                                                                                                                ---------------
          TELECOMMUNICATION SERVICES 9.2%
(c)       CC Holdings GS V LLC, senior secured note, 144A, 7.75%, 5/01/17      United States        3,600,000         3,654,000
          Crown Castle International Corp., senior note, 9.00%, 1/15/15        United States       15,000,000        15,675,000
(c)       Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15                  Jamaica          27,000,000        24,232,500
          Inmarsat Finance PLC, senior note, 10.375%, 11/15/12                United Kingdom       25,000,000        26,062,500
          Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16                     Bermuda           8,000,000         8,380,000
          Intelsat Subsidiary Holding Co. Ltd., senior note,
             8.50%, 1/15/13                                                       Bermuda          25,000,000        25,312,500
(c)          144A, 8.875%, 1/15/15                                                Bermuda           5,000,000         5,037,500
(e)       lridium LLC, senior note, D, 10.875%, 7/15/05                           Bermuda          17,000,000           127,500
          MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14                 United States       25,000,000        24,656,250
          Millicom International Cellular SA, senior note, 10.00%,
             12/01/13                                                           Luxembourg         22,000,000        22,907,500
          Nextel Communications Inc., senior note, D, 7.375%, 8/01/15          United States       10,000,000         8,587,500
          Qwest Communications International Inc., senior note,
             7.50%, 2/15/14                                                    United States       10,000,000         9,700,000
             B, 7.50%, 2/15/14                                                 United States       20,000,000        19,400,000
(c)       Qwest Corp., senior note, 144A, 8.375%, 5/01/16                      United States       10,000,000        10,150,000
(e, f)    RSL Communications PLC,
             senior discount note, 10.125%, 3/01/08                           United Kingdom       44,500,000           356,000
             senior note, 12.00%, 11/01/08                                    United Kingdom        6,250,000            62,500
(c)       SBA Telecommunications Inc., senior note, 144A, 8.25%, 8/15/19       United States       10,350,000        10,453,500
          Sprint Nextel Corp., senior note, 8.375%, 8/15/17                    United States       10,000,000         9,575,000
(c)       Wind Acquisition Finance SA, senior note, 144A, 10.75%,
             12/01/15                                                              Italy           25,000,000        27,000,000
                                                                                                                ---------------
                                                                                                                    251,329,750
                                                                                                                ---------------
          TRANSPORTATION 0.3%
(c)       Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14                  United Kingdom       10,400,000         9,009,000
                                                                                                                ---------------
          UTILITIES 8.2%
          The AES Corp., senior note, 8.00%,
             10/15/17                                                          United States       15,000,000        14,437,500
             6/01/20                                                           United States        5,000,000         4,700,000
          Ameren Corp., senior note, 8.875%, 5/15/14                           United States       24,000,000        26,156,592
          Aquila Inc., senior note, 11.875%, 7/01/12                           United States       15,500,000        17,603,242
          CMS Energy Corp., senior note, 8.75%, 6/15/19                        United States       12,200,000        13,004,663
          Dynegy Holdings Inc., senior note, 8.375%, 5/01/16                   United States       15,000,000        12,225,000
          Edison Mission Energy, senior note, 7.00%, 5/15/17                   United States       25,000,000        19,218,750
          ESI Tractebel Acquisition Corp., secured note, 7.99%, 12/30/11       United States        4,170,000         4,086,758
(c)       lntergen NV, senior secured note, 144A, 9.00%, 6/30/17                Netherlands        20,000,000        19,750,000
          Mirant North America LLC, senior note, 7.375%, 12/31/13              United States       23,000,000        22,195,000
          NRG Energy Inc., senior note,
             7.25%, 2/01/14                                                    United States        8,500,000         8,287,500
             7.375%, 2/01/16                                                   United States       20,000,000        19,175,000
             7.375%, 1/15/17                                                   United States        5,000,000         4,775,000
          Texas Competitive Electric Holdings Co. LLC, senior note, A,
             10.25%, 11/01/15                                                  United States       55,000,000        36,712,500
                                                                                                                ---------------
                                                                                                                    222,327,505
                                                                                                                ---------------
          TOTAL CORPORATE BONDS (COST $2,731,305,067)                                                             2,535,797,700
                                                                                                                ---------------

Franklin High Income Trust

Franklin High Income Fund
STATEMESNT OF INVESTMENTS, AUGUST 31, 2009 (UNAUDITED) (CONTINUED)

                                                                                                   SHARES
                                                                                               --------------
          COMMON STOCKS 0.0%(i)                                                United States        4,853,892   $            --
          AUTOMOBILES & COMPONENTS 0.0%(i)
(j, k)    Cambridge Industries Liquidating Trust Interest
(f, j, l) Harvard Industries Inc.                                              United States          793,966             7,940
                                                                                                                ---------------
                                                                                                                          7,940
                                                                                                                ---------------
          COMMERCIAL & PROFESSIONAL SERVICES 0.0%
(j, k, l) VS Holdings Inc.                                                     United States        1,685,375                --
                                                                                                                ---------------
          TOTAL COMMON STOCKS (COST $27,223,861)                                                                          7,940
                                                                                                                ---------------
          PREFERRED STOCKS 0.2%
          BANKS 0.0%(i)
(j)       Freddie Mac, 8.375%, pfd., Z                                         United States          400,000           856,000
                                                                                                                ---------------
          DIVERSIFIED FINANCIALS 0.2%
(c)       Preferred Blocker Inc., 9.00%, pfd., 144A                            United States            8,059         3,749,702
                                                                                                                ---------------
          TOTAL PREFERRED STOCKS (COST $12,860,945)                                                                   4,605,702
                                                                                                                ---------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $2,820,387,862)                                                                                2,587,909,521
                                                                                                                ---------------
          SHORT TERM INVESTMENTS (COST $77,155,571) 2.8%
          MONEY MARKET FUNDS 2.8%
(m)       Institutional Fiduciary Trust Money Market Portfolio, 0.00%          United States       77,155,571        77,155,571
                                                                                                                ---------------
          TOTAL INVESTMENTS (COST $2,897,543,433) 97.9%                                                           2,665,065,092
          OTHER ASSETS, LESS LIABILITIES 2.1%                                                                        58,122,547
                                                                                                                ---------------
          NET ASSETS 100.0%                                                                                     $ 2,723,187,639
                                                                                                                ===============

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At August 31, 2009, the aggregate value of these securities was $548,508,809, representing 20.14% of net assets.

(d)  Perpetual security with no stated maturity date.

(e) Defaulted security or security for which income has been deemed uncollectible.

(f) Security has been deemend illiquid because it may not be able to be sold within seven days. At August 31, 2009, the aggregate value of these securities was $477,345, representing 0.02% of net assets.

(g)  Income may be received in additional securities and/or cash.

(h)  See Note 6 regarding other considerations.

(i)  Rounds to less than 0.1% of net assets.

(j)  Non-income producing.

(k)  See Note 4 regarding restricted securities.

(l)  See Note 5 regarding holdings of 5% voting securities.

(m) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Franklin High Income Trust

Franklin High Income Fund
STATEMENT OF INVESTMENTS, AUGUST 31, 2009 (UNAUDITED) (CONTINUED)

SELECTED PORTFOLIO ABBREVIATIONS

FRN Floating Rate Note
L/C Letter of Credit
PIK Payment-In-Kind

FRANKLIN HIGH INCOME TRUST

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin High Income Fund (Fund).

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At August 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                          $2,902,144,611
                                             ==============
Unrealized appreciation                      $  118,725,037
Unrealized depreciation                        (355,804,556)
                                             --------------
Net unrealized appreciation (depreciation)   $ (237,079,519)
                                             ==============

4. RESTRICTED SECURITIES

At August 31, 2009, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

                                                                   Acquisition
 Shares     Issuer                                                    Dates         Cost      Value
---------   ------                                                 -----------   ----------   -----
4,853,892   Cambridge Industries Liquidating Trust Interest           1/09/02    $       --    $--
1,685,375   VS Holdings Inc.                                         12/06/01     1,685,375     --
                                                                                               ---
               Total Restricted Securities (0.00% of Net Assets)                               $--
                                                                                               ===

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the three months ended August 31, 2009, were as shown below.

                              Number of                            Number of
                                Shares                              Shares                              Realized
                               Held at                              Held at     Value at                 Capital
                              Beginning     Gross       Gross       End of       End of    Investment     Gain
Name of Issuer                of Period   Additions   Reductions   of Period   of Period     Income      (Loss)
--------------                ---------   ---------   ----------   ---------   ---------   ----------   --------
Non-Controlled Affiliates
Harvard Industries Inc.         793,966       --          --         793,966     $7,940       $--          $--

VS Holdings Inc.              1,685,375       --          --       1,685,375         --        --           --
                                                                                 ------       ---          ---
Total Affiliated Securities (0.00%a of Net Assets)                               $7,940       $--          $--
                                                                                 ======       ===          ===

(a)  Rounds to less than 0.01 % of net assets.

6. OTHER CONSIDERATIONS

From time to time, officers, directors or employees of the Fund's Investment Manager may have discussions or enter into agreements with issuers, underwriters or creditors' committees which, pursuant to the Fund's policies and requirements of applicable securities laws, could prevent the Fund from trading in the securities of such company for limited or extended periods of time.

7. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009, in valuing the Fund's assets carried at fair value:

                                            Level 1        Level 2       Level 3           Total
                                         -----------   --------------   --------       --------------
Assets:
Investments in Securities:
Equity Investments:(a)
   Automobiles & Components              $        --   $           --   $  7,940(b)    $        7,940
   Commericial & Professional Services            --               --         --(b)                --
   Diversified Financials                         --        3,749,702         --            3,749,702
   Other equity investments(c)               856,000               --         --              856,000
Senior Floating Rate Interests                    --       47,498,179         --           47,498,179
Corporate Bonds                                   --    2,535,328,295    469,405        2,535,797,700
Short Term Investments                    77,155,571               --         --           77,155,571
                                         -----------   --------------   --------       --------------
  Total Investments in Securities        $78,011,571   $2,586,576,176   $477,345       $2,665,065,092
                                         -----------   --------------   --------       --------------

(a)  Includes common and preferred stock as well as other equity investments.

(b)  lncludes securities determined to have no value at August 31, 2009.

(c) For detailed industry descriptions, see the accompanying Statement of Investments.

At August 31, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                                                                     Net Change
                                                                                                                   in Unrealized
                                                                                                                    Appreciation
                                                              Net Change                                           (Depreciation)
                                                            in Unrealized       Net       Transfer                   on Assets
                                Beginning    Net Realized    Appreciation    Purchases   In (Out) of    Ending        Held at
                                 Balance      Gain (Loss)   (Depreciation)    (Sales)      Level 3      Balance      Period End
                                ---------    ------------   --------------   ---------   -----------   --------    --------------
Assets
Equity Securities
   Automobiles & Components     $   7,940(a) $         --     $        --    $      --      $--       $  7,940(b)       $--
   Commericial & Professional
      Services                         --(a)           --              --           --       --             --(b)        --
Corporate Bonds                   473,205     (20,799,744)     21,308,944     (513,000)      --        469,405           --
                                ---------    ------------     -----------    ---------      ---       --------          ---
Total                           $ 481,145    $(20,799,744)    $21,308,944    $(513,000)     $--       $477,345          $--
                                ---------    ------------     -----------    ---------      ---       --------          ---

(a)  Includes securities determined to have no value at May 31, 2009.

(b) lncludes securities determined to have no value at August 31, 2009.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through October 23, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.




ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST



By /s/LAURA F. FERGERSON
  --------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
        Finance and Administration
Date  October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/LAURA F. FERGERSON
  --------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
        Finance and Administration
Date  October 28, 2009



By /s/GASTON GARDEY
  --------------------------------
      Gaston Gardey
      Chief Financial Officer and
        Chief Accounting Officer
Date  October 28, 2009